Schedule 1-Condensed Financial Statement of Bright Scholar Education Holdings Limited - Additional Information (Detail) ¥ in Thousands	Aug. 31, 2018 CNY (¥)
Statement Of Financial Position [Abstract]
Restricted capital and reserves	¥ 963,391